SHARE-BASED PAYMENT (Summary of Share Option Activity and Related Information) (Details) - USD ($) $ / shares in Units, $ in Thousands			12 Months Ended
	Jun. 19, 2014	Apr. 08, 2011	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Number of option
Exercised			(2,276,320)	(5,274,480)	(22,742,660)
Employees and Directors [Member]
Number of option
Outstanding, January 1, 2016			38,058,640
Granted		13,864,000	19,600,000
Forfeited
Exercised			(2,276,320)
Outstanding, December 31, 2016			55,382,320	38,058,640
Vested and expected to vest at December 31, 2016			55,156,889
Exercisable at December 31, 2016			21,616,090
Weighted average exercise price
Outstanding, January 1, 2016			$ 0.90
Granted	$ 3.232	$ 0.40	1.77
Forfeited
Exercised			0.89
Outstanding, December 31,2016			1.70	$ 0.90
Vested and expected to vest at December 31, 2016			1.70
Exercisable at December 31, 2016			0.92
Weighted average grant date fair value per share
Outstanding, January 1, 2016			1.24
Granted			0.89	1.07
Forfeited
Exercised			1.17
Outstanding, December 31, 2016			1.12	$ 1.24
Vested and expected to vest at December 31, 2016			1.12
Exercisable at December 31, 2016			$ 1.16
Weighted average remaining contractual year
Outstanding			2 years 7 months 24 days	3 years 3 months 29 days
Granted			2 years 7 months 24 days
Vested and expected to vest at December 31, 2016			1 year 6 months 18 days
Exercisable at December 31, 2016			2 years 5 months 16 days
Aggregated intrinsic value
Outstanding, December 31, 2016			$ 22,634
Vested and expected to vest at December 31, 2016			22,333
Exercisable at December 31, 2016			$ 14,153